Earnings (Losses) Per Share - Summary of Basic Earnings Per Share (Parenthetical) (Detail) - S/ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of shares issued per share	S/ 1	S/ 1	S/ 1
Weighted average number of shares issued per share	S/ 1	S/ 1	S/ 1